Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Maturity schedule for contractual commitments	The maturity schedule for the contractual commitments as of December 31, 2014 is as follows:

(In US$ millions)	2015	2016	2017	2018	2019	2020 and thereafter	Total
Newbuildings	4,722	667	—	—	—	—	5,389

Maximum potential future payment for each type of guarantee
The Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In US$ millions)	December 31, 2014	December 31, 2013
Guarantees to customers of the Company's own performance	1,824	1,541
Guarantee in favor of banks (1)	1,254	970
Guarantee in favor of suppliers (1) (2)	3,898	6,321
Guarantee in favor of Variable Interest Entities	1,428	1,674
Total	8,404	10,506

(1) Within guarantees in favor of banks are guarantees provided on behalf of Archer of $370 million and EUR72 million ($92 million) (2013 200 million and EUR56 million ($77 million)). Guarantees in favor of suppliers includes guarantees on behalf of Archer of GBP 26 million ($40 million) (2013 nil). See Note 31 to the consolidated financial statements included herein.
(2) Within guarantees in favor of suppliers are guarantees provided in relation to our joint ventures Seabras Sapura Participacoes and Seabras Sapura Holdco of EUR 47 million ($60 million) and $375 million respectively (2013 EUR 47 million ($64 million) and $625 million respectively). See Note 17 to the consolidated financial statements included herein.